Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrealized securities gains (losses) arising during period, tax	$ 893	$ 3,109	$ 2,248	$ 3,192	$ 4,473	$ 1,537	$ 2,967
Unrealized losses on securities transferred from available for sale to held to maturity, tax					338	0	0
Amortization of unrealized losses on securities transferred from available for sale to held to maturity, tax	26	0	41	0	8	0	0
Reclassification adjustment for securities gains included in net income (loss), tax	37	20	166	179	512	1,317	1,083
Change in unfunded pension liability, tax					$ 523	$ 307	$ 1,000